Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 4,450,000	$ 40,400,000	$ 3,800,000	$ 48,650,000
Hangingstone
Total	3,980,000	40,340,000	2,170,000	46,490,000
Corner
Total			650,000	650,000
Chard
Total			730,000	730,000
E63
Total	10,000	40,000	180,000	230,000
MCKAY
Total	$ 460,000	$ 20,000	$ 70,000	$ 550,000